Trade and Other Receivables, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Account receivables sold during the period, net	$ 403	$ 373
Factoring agreements, amounts collected on behalf of others	$ 152	$ 133